Fair Value Quantitative and Qualitative Disclosure - Summary of Fair Value Measurement of Asset and Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS
Cash	$ 26,624,503	$ 38,373,382
Debt Securities at fair value through profit or loss	32,406,588	82,991,433
Derivative financial instruments	1,296	1,493,533
Other financial assets	35,139,862	28,507,279
To the non-financial government Sector	3,051,134	8,588,688
Other debt securities	285,976,607	315,647,532
Financial assets delivered as guarantee	17,964,257	21,573,120
Equity Instruments at fair value through profit or loss	3,781,006	7,876,588
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	1,627,732
Derivative Financial Instruments	2,532	347
Other financial institutions		933,682
Other financial liabilities	67,935,119	74,287,265
Financing received from BCRA and other financial entities	445,821	1,433,200
Issued corporate bonds	3,141,995	8,702,141
Subordinated corporate bonds	54,709,348	73,089,079
Total financial liabilities	721,566,958	903,508,325
Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits From the non financial government sector	56,402,528	111,040,851
From the financial sector	961,192	1,051,180
Other financial institutions		933,682
Other financial liabilities	67,935,119	74,287,265
Financing received from BCRA and other financial entities	437,726	1,387,310
Issued corporate bonds	2,990,809	7,436,745
Subordinated corporate bonds	41,974,169	51,773,419
Total financial liabilities	702,188,527	873,532,624
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL LIABILITIES
Derivative Financial Instruments	2,532	347
Total financial liabilities	128,843	347
Amortized cost [member]
FINANCIAL ASSETS
Cash	26,624,503	38,373,382
Financial institutions	145,701,649	157,793,718
Other	6,426	7,943
BCRA	31,405,801	59,503,764
Other financial assets	33,069,312	27,593,415
To the non-financial government Sector	2,375,900	5,455,960
Other financial institutions	1,510,255	2,754,079
Other debt securities	24,042,051	46,963,661
Financial assets delivered as guarantee	17,964,257	20,522,947
Total financial assets	631,175,087	739,314,587
Fair value with changes in other comprehensive income [member]
FINANCIAL ASSETS
Other debt securities	261,934,556	268,683,871
Financial assets delivered as guarantee		1,050,173
Total financial assets	261,934,556	269,734,044
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	1,501,421
Total financial liabilities	1,501,421
Fair value with changes in P/L [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	32,406,588	82,991,433
Derivative financial instruments	1,296	1,493,533
Other financial assets	2,070,550	913,864
Equity Instruments at fair value through profit or loss	3,781,006	7,876,588
Total financial assets	38,259,440	93,275,418
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	126,311
Checking accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	100,868,512	98,717,496
Savings account [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	185,245,996	209,574,132
Time deposits and Investment accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	229,654,054	274,362,919
Other [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	15,718,422	42,967,625
Overdrafts [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	24,393,228	26,583,643
Document [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	42,305,869	41,198,756
Mortgage loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	41,691,947	38,355,185
Pledge loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	7,560,640	5,019,644
Personal loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	97,887,634	106,049,719
Credit card [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	94,963,074	97,004,890
Financial Leases [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	477,990	178,960
Other [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	39,194,551	65,954,921
Level 1 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	31,000,826	82,420,193
Derivative financial instruments	396
Other financial assets	2,039,529	874,349
Other debt securities	145,515,549	174,213,033
Financial assets delivered as guarantee		1,050,173
Equity Instruments at fair value through profit or loss	67,490	14,876
Total financial assets	178,623,790	258,572,624
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	1,627,732
Derivative Financial Instruments		347
Other financial institutions		933,682
Other financial liabilities	66,489,254	72,269,553
Total financial liabilities	1,627,732	347
Level 2 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	289,009	10
Derivative financial instruments	900	10,916
Other debt securities	116,419,007	94,470,838
Total financial assets	116,708,916	94,481,764
FINANCIAL LIABILITIES
Derivative Financial Instruments	2,532
Other financial liabilities	1,434,811	2,009,484
Total financial liabilities	2,532
Level 3 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	1,116,753	571,230
Derivative financial instruments		1,482,617
Other financial assets	31,021	39,515
Equity Instruments at fair value through profit or loss	3,713,516	7,861,712
Total financial assets	$ 4,861,290	$ 9,955,074